CONDENSED STATEMENTS OF OPERATIONS - USD ($)			3 Months Ended		6 Months Ended
	Jan. 24, 2020	Jan. 24, 2020	Jun. 30, 2020	Mar. 31, 2020	Jun. 30, 2020
Revenue	$ 0
General and administrative expenses	928		$ 204,960		$ 246,436
Loss from operations			(204,960)		(246,436)
Other income - interest earned on Trust Account			295,217		502,881
Income before provision for income taxes			90,257		256,445
Provision for income taxes			(19,735)		(53,853)
Net income	$ (928)	$ (928)	$ 70,522	$ 132,070	$ 202,592
Basic and diluted weighted average shares outstanding	15,000,000
Basic and diluted net income (loss) per share	$ 0
Class A common stock
Basic and diluted weighted average shares outstanding			69,000,000		69,000,000
Class B common stock
Basic and diluted weighted average shares outstanding			17,250,000		17,250,000